Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of gross holding losses and fair value of held-to-maturity securities

	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Treasury Securities	$115,010,543	$2,237	$-	$115,012,390

Reconciliation of Net Loss per Common Share

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Class A ordinary shares subject to possible redemption	Non-redeemable Cass A and Class B ordinary shares	Class A ordinary shares subject to possible redemption	Non-redeemable Cass A and Class B ordinary shares
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(584,255)	$(151,906)	$(132,127)	$(99,164)

Denominator:
Weighted-average shares outstanding	11,500,000	2,990,000	3,450,000	2,589,308
Basic and diluted net loss per share	$(0.05)	$(0.05)	$(0.04)	$(0.04)

Summary of reconciliation ordinary shares subject to possible redemption reflected on the balance sheet

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,750,000)
Ordinary share issuance costs	(11,284,247)
Plus:
Remeasurement adjustment of carrying value to redemption value	17,034,247
Ordinary shares subject to possible redemption at December 31, 2021	115,000,000
Plus:
Accretion of carrying value to redemption value	1,762,710
Ordinary shares subject to possible redemption at December 31, 2022	$116,762,710